Property and Equipment, Net (Tables)	12 Months Ended
Aug. 26, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment
Included in property and equipment are website development costs as follows:

	August 26, 2017	August 27, 2016
	(Successor)	(Predecessor)
Website development costs, gross	$899	$2,063
Accumulated amortization	(91)	(1,215)
Website development costs, net	$808	$848
Depreciation of property and equipment is provided utilizing the straight-line method over the estimated useful lives of the respective assets as follows:

Furniture and fixtures	7 years
Computer equipment, software, and website development costs	3-5 years
Machinery and equipment	7 years
Office equipment	3-5 years
Property and equipment, net, as presented with the Consolidated Balance Sheets, are summarized as follows:

	August 26, 2017	August 27, 2016
	(Successor)	(Predecessor)
Furniture and fixtures	$69	$917
Computer equipment and software	161	717
Machinery and equipment	289	638
Website development costs	899	2,063
Leasehold improvements	310	958
Construction in progress	525	256
	2,253	5,549
Less: accumulated depreciation and amortization	(148)	(3,276)
Total	$2,105	$2,273